Commitments and contingencies - Narrative (Details) - Australian Competition and Consumer Commission (ACCC) - Pending Litigation $ in Millions	Oct. 19, 2021 AUD ($)
Loss Contingencies [Line Items]
Penalty proposed by ACCC	$ 90
Penalty proposed	15
Provision for penalty	$ 15